UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elliot Bossen
Title:   Managing Member
Phone:   (919) 969-9300


Signature, Place and Date of Signing:

 /s/ Elliot Bossen      Chapel Hill, North Carolina         May 5, 2011
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $869,231
                                         (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number  Name
---  ---------------------  -------------------------
1       028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE

NAME OF ISSUER             TITLE OF              CUSIP     MKT VALUE     SH/PRN    SH/ PUT/ INVESTMENT     OTHR   VOTING AUTHORITY
                           CLASS                 NUMBER     (x1000)      AMOUNT    PRN CALL DISCRETION     MGRS    SOLE  SHARED NONE
-------------------------  -------------------   --------- ----------  ----------  --- ---- ---------      ----  -------------------
Albany Intl Corp           Note 2.25% 3/15/26    012348AC2    5,653     5,805,000  PRN      Shared-Defined 1      5,805,000
AAR Corp                   Note 1.75% 02/01/26   000361AH8   11,765    10,500,000  PRN      Shared-Defined 1     10,500,000
Amgen Inc                  Note .375% 2-1-2013   031162AQ3   78,652    79,117,000  PRN      Shared-Defined 1     79,117,000
Ambassadors International  Note 3.75% 04/15/27   023178AA4    2,070    10,350,000  PRN      Shared-Defined 1     10,350,000
Arvinmeritor Inc           Note 4.625% 3/01/26   043353AF8   26,804    23,750,000  PRN      Shared-Defined 1     23,750,000
Alliant Techsystems Inc    Note 2.75% 09/15/11   018804AN4   14,421    14,300,000  PRN      Shared-Defined 1     14,300,000
Actuant Corp               Note 2% 11/15/23      00508XAB0   18,631    12,607,000  PRN      Shared-Defined 1     12,607,000
Best Buy                   Note 2.25% 01/15/22   086516AF8    3,071     3,000,000  PRN      Shared-Defined 1      3,000,000
Gen Cable Corp             Note .875% 11/15/13   369300AD0   13,767    12,500,000  PRN      Shared-Defined 1     12,500,000
Sotheby's                  Note  3.125% 06/15/13 835898AC1   31,166    18,986,000  PRN      Shared-Defined 1     18,986,000
Cubist Pharmaceutical InC  Note 2.25% 06/15/13   229678AC1    7,582     7,000,000  PRN      Shared-Defined 1      7,000,000
Chesapeake Energy          Note 2.5% 05/15/37    165167BZ9    2,164     2,000,000  PRN      Shared-Defined 1      2,000,000
Chesapeake Energy          Note 2.5% 05/15/37    165167CA3    2,164     6,000,000  PRN      Shared-Defined 1      6,000,000
Dendreon Corp              Note 2.875% 01/15/16  24823QAC1   23,431    22,000,000  PRN      Shared-Defined 1     22,000,000
Dryships Inc               Note 5% 12/01/01      262498AB4   19,971    20,000,000  PRN      Shared-Defined 1     20,000,000
Equinix Inc                Note 3 % 10/15/14     29444UAG1   13,283    12,250,000  PRN      Shared-Defined 1     12,250,000
ERP Operating LP           Note 3.85 8/15/26     26884AAV5    1,551     1,500,000  PRN      Shared-Defined 1      1,500,000
Ford Motor Co.             Note 4.25% 11/15/16   345370CN8   36,892    20,335,000  PRN      Shared-Defined 1     20,335,000
Greenbier Cos Inc          Note 2.375% 5/15/26   393657AD3    5,850     5,998,000  PRN      Shared-Defined 1      5,998,000
Global Industries          Note 2.75% 8/01/27    379336AE0    4,002     5,000,000  PRN      Shared-Defined 1      5,000,000
Hercules Offshore LLC      Note 3.375% 6/1/38    427093AD1    4,266     4,500,000  PRN      Shared-Defined 1      4,500,000
Hologic Inc                Note 2% 12/15/37      436440AA9   18,872    19,500,000  PRN      Shared-Defined 1     19,500,000
International Coal         Note 4% 4/1/17        45928HAG1   14,907     7,109,000  PRN      Shared-Defined 1      7,109,000
Kinross Gold Mine          Note 1.75% 03/15/28   496902AD9   17,062    17,000,000  PRN      Shared-Defined 1     17,000,000
Kulicke & Soffa Ind Inc    Note 0.875% 6/01/12   501242AT8    7,247     7,135,000  PRN      Shared-Defined 1      7,135,000
Quicksilver Resources Inc  Note 1.875% 11/01/24  74837RAB0    6,882     6,420,000  PRN      Shared-Defined 1      6,420,000
L-3 Communications
  Holdings                 Note 3% 2/01/11       502413AW7   35,346    35,000,000  PRN      Shared-Defined 1     35,000,000
Lincare Holdings           Note 2.75% 11/01/37   532791AF7   29,498    24,816,000  PRN      Shared-Defined 1     24,816,000
CHENIERE ENERGY INC        NOTE 2.250% 8/01/12   16411RAE9   22,738    27,766,000  PRN      Shared-Defined 1     27,766,000
Medtronic Inc              Note 1.625% 04/15/13  585055AM8   30,884    30,000,000  PRN      Shared-Defined 1     30,000,000
Medicis Pharmaceutical     Note 2.5% 6/04/32     58470KAA2    6,763     5,850,000  PRN      Shared-Defined 1      5,850,000
Newpark Resources          Note 4% 10/01/17      651718AC2   10,424    10,000,000  PRN      Shared-Defined 1     10,000,000
NetApp Inc                 Note 1.75% 06/01/13   64110DAB0   39,594    25,000,000  PRN      Shared-Defined 1     25,000,000
ON Semiconductor           Note 0% 04/15/24      682189AE5    8,541     7,500,000  PRN      Shared-Defined 1      7,500,000
Verifone Holdings Inc      Note 1.375% 6/15/12   92342YAB5   20,155    15,000,000  PRN      Shared-Defined 1     15,000,000
Thoratec Corp              Note 1.3798% 05/16/34 885175AB5    7,736    10,030,000  PRN      Shared-Defined 1     10,030,000
UAL Corp                   Note 4% 1/2 06/30/21  902549AH7    9,126     9,000,000  PRN      Shared-Defined 1      9,000,000
UDR Inc.                   Note 4% 12/15/35      910197AK8   14,544    14,508,000  PRN      Shared-Defined 1     14,508,000
USEC Inc                   Note 3% 10/01/14      90333EAC2   16,379    20,659,000  PRN      Shared-Defined 1     20,659,000
Virgin Media Inc           Note 6.5% 11/15/16    92769LAB7    7,623     4,500,000  PRN      Shared-Defined 1      4,500,000
Western Refining Inc       Note 5.75% 6/15/14    959319AC8   27,274    15,500,000  PRN      Shared-Defined 1     15,500,000
July 11 Calls on
  RSH US 17.               LISTED EQUITY OPTIONS 750438103    3,742       249,300  SH  Call Shared-Defined 1        249,300
April 11 Puts on
  SPY US 125.              LISTED EQUITY OPTIONS 78462F103  132,590     1,000,000  SH  Put  Shared-Defined 1      1,000,000
April 11 Calls on SPY
  US 133.                  LISTED EQUITY OPTIONS 78462F103   13,259       100,000  SH  Call Shared-Defined 1        100,000
January 12 Calls on
  SYMC US 17               LISTED EQUITY OPTIONS 871503108    1,854       100,000  SH  Call Shared-Defined 1        100,000
July 11 Calls on
  SYMC US 17.              LISTED EQUITY OPTIONS 871503108    4,635       250,000  SH  Call Shared-Defined 1        250,000
April 11 Calls on
  UUP US 22.               LISTED EQUITY OPTIONS 73936D107   17,388       798,000  SH  Call Shared-Defined 1        798,000
Citigroup                  CONV PREF STK         172967416    6,315        50,000  SH       Shared-Defined 1         50,000
Alere Inc                  CONV PREF STK         01449J204   16,479        59,442  SH       Shared-Defined 1         59,442
CROWN CASTLE INTL CORP     EQUITY                228227104    2,807        65,972  SH       Shared-Defined 1         65,972
CHENIERE ENERGY
  PARTNERS LP              EQUITY                16411Q101      384        20,100  SH       Shared-Defined 1         20,100
PHOTRONICS INC             EQUITY                719405102      534        59,500  SH       Shared-Defined 1         59,500
BOISE INC                  WARRANTS              09746Y113   13,557     1,480,000  SH       Shared-Defined 1      1,480,000
HECKMANN CORP-CW11         WARRANTS              422680116    3,930       600,000  SH       Shared-Defined 1        600,000